Basis of Presentation and Significant Accounting Policies	3 Months Ended
Mar. 31, 2014
Basis of Presentation and Significant Accounting Policies
Basis of Presentation and Significant Accounting Policies

2. Basis of Presentation and Significant Accounting Policies

Basis of Presentation — The accompanying unaudited condensed financial statements and the related disclosures of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") for interim financial reporting and as required by Regulation S-X, Rule 10-01. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments (including those which are normal and recurring) considered necessary for a fair presentation of the interim financial information have been included.

When preparing financial statements in conformity with GAAP, the Company must make estimates and assumptions that affect the reported amounts of assets, liabilities, expenses and related disclosures at the date of the financial statements. Actual results could differ from those estimates. Additionally, operating results for the three months ended March 31, 2014 are not necessarily indicative of the results that may be expected for any other interim period or for the fiscal year ending December 31, 2014. Subsequent events have been evaluated up to the date of issuance of these financials. For further information, refer to the financial statements and footnotes included in the Company's audited financial statements for the year ended December 31, 2013 included in the Company's Annual Report on Form 10-K/A, as filed with the Securities and Exchange Commission on April 3, 2014.

Significant Accounting Policies — The significant accounting policies identified in the Company's most recent Annual Report on Form 10-K for the fiscal year ended December 31, 2013 relate to research and development costs, stock-based compensation, fair value measures, property and equipment, license agreements, impairment of long-lived assets and income taxes. There were no changes to significant accounting policies during the three months ended March 31, 2014.

Unaudited Pro Forma Presentation — Upon the listing of the Company's common stock on a public exchange, all outstanding shares of the Company's series B convertible preferred stock, series A-1 convertible preferred stock, series A-2 convertible preferred stock, series A-3 convertible preferred stock, series A-4 convertible preferred stock, series A-5 convertible preferred stock and series A-6 convertible preferred stock, and upon the closing of a firm commitment underwritten public offering of the Company's common stock, series B-2 convertible preferred stock (collectively, the series A-1, A-2, A-3, A-4, A-5, A-6, B and B-2 convertible preferred stock, the "Preferred Stock"), will automatically convert into shares of common stock. The series B-2 convertible preferred stock will convert into shares of common stock on a 7.678-for-one basis, which is dependent upon the initial public offering price in the contemplated offering being equal to $8.00 per share. If the initial public offering is less or greater than $8.00 per share, then the number of shares issued upon conversion of the series B-2 convertible preferred will increase or decrease, respectively. In addition, all accrued dividends accumulated as of the date of conversion will be issued to holders of the Company's Preferred Stock. On February 19, 2014, the Company's board of directors authorized management of the Company to file a registration statement with the Securities and Exchange Commission permitting the Company to sell shares of its common stock (the "Common Stock") to the public. The unaudited pro forma balance sheet as of March 31, 2014 reflects: (1) the conversion of all of the Company's Preferred Stock into shares of common stock; and (2) the issuance of 2,588,104 shares of common stock in satisfaction of the accrued accumulated dividends outstanding as of March 31, 2014 on shares of the Company's series B convertible preferred stock, series B-2 convertible preferred stock, series A-1 convertible preferred stock, series A-2 convertible preferred stock and series A-3 convertible preferred stock.

Unaudited pro forma basic and diluted net loss per share is computed using the weighted-average number of common shares outstanding after giving effect to the pro forma effect of the conversion of all Preferred Stock and accumulated dividends on March 31, 2014 into shares of the Company's common stock as if these conversions occurred at the beginning of the period, or their original issuance date, if later. Unaudited pro forma basic and diluted earnings, calculated using the if-converted method, excludes accretion of Preferred Stock and earnings attributable to participating preferred holders. The conversion of the Company's Preferred Stock and issuance of accrued accumulated dividends upon the conversion of the Company's common stock will have the effect of significantly reducing its loss per share, resulting in a lack of comparability in the per share amounts for historical periods.

Reverse Stock Split — On April 24, 2014, the Company effected a reverse stock split of the Company's common stock at a ratio of one-for-2.28 of all of the outstanding shares of common stock. The number of authorized shares of the Company's common stock and the par value did not change. Pursuant to the stock split, every 2.28 shares of the Company's issued and outstanding common stock were automatically combined into one issued and outstanding share of the Company's common stock. All shares and per share amounts in the condensed financial statements and accompanying notes have been retroactively adjusted to give effect to the reverse stock split.

Recently Adopted Accounting Standards — In July 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No. 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists ("ASU 2013-11"). ASU 2013-11 clarifies guidance and eliminates diversity in practice on the presentation of unrecognized tax benefits when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists at the reporting date. The amendments under ASU 2013-11 were effective for interim and annual fiscal periods beginning after December 15, 2013, with early adoption permitted. The Company adopted ASU 2013-11 on January 1, 2014. Its adoption did not have a material impact on the Company's results of operations, financial position, or cash flows.

In December 2013, the FASB issued Accounting Standards Update No. 2013-12, Definition of a Public Business Entity ("ASU 2013-12"). ASU 2013-12 amends the Master Glossary of the FASB Accounting Standards Codification to include one definition of public business entity for future use in GAAP. ASU 2013-12 does not affect existing requirements but will be used in considering the scope of new financial guidance and will identify whether the guidance does or does not apply to public business entities. The Company adopted ASU 2013-12 on January 1, 2014. Its adoption did not have a material impact on the Company's results of operations, financial position or cash flows.